Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 21.6	$ 20.8
Deferred revenue	13.1	13.9
Severance liabilities	58.5	6.3
Other long-term liabilities	93.2	41.0
Contract Liabilities [Line Items]
Severance liabilities	58.5	$ 6.3
Chile
Subclassifications of assets, liabilities and equities [abstract]
Severance liabilities	50.5
Contract Liabilities [Line Items]
Severance liabilities	$ 50.5
Gold | La Colorada
Contract Liabilities [Line Items]
Deferred revenue, percentage	100.00%
Gold | La Bolsa
Contract Liabilities [Line Items]
Deferred revenue, percentage	5.00%